AUDITOR'S REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AUDITOR'S REMUNERATION
In relation to statutory audit services	$ 341	$ 383	$ 318
Total auditor's remuneration	$ 341	$ 383	$ 318